Share Capital	12 Months Ended
Aug. 31, 2017
Equity [Abstract]
Share Capital
12.	SHARE CAPITAL

The Company was incorporated in December 16, 2016. As of the incorporation date, the total issued share capital of the Company is USD 0.0001 consisting of 10 ordinary shares with a par value of USD 0.00001 and total authorized share capital is USD 50 divided into 5,000,000,000 shares. In February 2017, the Company issued additional 99,999,990 shares to exchange 100% equity interest of Impetus. After the Company’s share increment, the total outstanding share of the Company was 100,000,000 shares, among that, 72.6% 20% and 7.4% of its shares are held by Ms. M, Ms. H and Mr. He, the chief executive officer of the Group, respectively, and each shareholder maintain individual ownership interests in the Group prior to the Reorganization.

The Company has completed its share split on April 26, 2017 on a 10-for-1 basis, which resulted in an increase in the number of shares issued and outstanding from 500,000,000 to 5,000,000,000 shares and 10,000,000 to 100,000,000 shares, respectively, after the effect of share split. All references to shares and per share amounts in the accompanying financial statements have been retrospectively restated to reflect the aforementioned share split.

The shares information relating to a total of 92.6% of 100,000,000 ordinary shares (i.e. 92,590,000 shares) issued by the Company to the Yang’s Family in exchange for their ownership of the entities that had been under the control of the Yang’s Family for the entire period presented, was presented as if the Reorganization occurred at the beginning of the first period presented. The total of 7.4% of 100,000,000 ordinary shares issued by the Company to Mr. He was presented as addition of shares in January 2016 as part of the consideration of the acquisition of Impetus (i.e. 3,844,870 shares) and its compensation for acting as CEO of the Group after the acquisition (i.e. 3,565,130 shares) (see Note 3).

Upon the IPO in May 2017 and exercise of the green shoes options in June 2017, the Company issued 15,000,000 and 2,250,000 class A ordinary shares, respectively.

As of August 31, 2017, there are 117,250,000 ordinary shares outstanding, including (1) 17,250,000 Class A ordinary shares sold by the Company in the initial public offering in the form of ADSs, and (2) 100,000,000 Class B ordinary shares.